Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Non-vested PSU, Restricted Stock, and RSU Activity
The following table summarizes our non-vested PSU and RSU activity for 2025.

Non-vested PSU and RSU activity	Number of shares (a)	Weighted-average fair value at grant date
Non-vested PSUs and RSUs at Dec. 31, 2024	17,460,278	$54.49
Granted	6,473,919	86.80
Vested	(6,983,868)	54.28
Forfeited	(655,109)	66.08
Non-vested PSUs and RSUs at Dec. 31, 2025	16,295,220	$66.95
(a)    Includes dividend shares earned on the Executive Committee PSUs and Board of Director’s stock awards.